STATEMENT OF NET ASSETS AVAILABLE FOR BENEFITS - EBP 002 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
ASSETS
Total participant directed investments	$ 39,119,726	$ 32,120,841
Cash and cash equivalents	59,298	12,947
Employer profit sharing contributions receivable	349,234	241,347
Notes receivable from participants	171,620	236,087
Interest receivable	5,016	5,849
Total assets available for benefits	39,704,894	32,617,071
LIABILITIES	0	0
Net assets available for benefits	39,704,894	32,617,071
Participant Directed Investments
ASSETS
Total participant directed investments	39,119,726	32,120,841
Money Market Mutual Funds
ASSETS
Total participant directed investments	1,606,156	1,456,087
Money Market Mutual Funds | Participant Directed Investments
ASSETS
Total participant directed investments	1,606,156	1,456,087
Mutual Funds
ASSETS
Total participant directed investments	30,826,588	26,013,755
Mutual Funds | Participant Directed Investments
ASSETS
Total participant directed investments	30,826,588	26,013,755
Common Stock
ASSETS
Total participant directed investments	6,686,982	4,650,999
Common Stock | Participant Directed Investments
ASSETS
Total participant directed investments	$ 6,686,982	$ 4,650,999